UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10401


Trust for Professional Managers
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-5384


Date of fiscal year end: November 30


Date of reporting period: June 30, 2009





Item 1. Proxy Voting Record

Issuer Name:  Microsoft
Ticker: MSFT
Cusip:  594918104
Meeting Date:  11/19/2008
Matter Voted: Election of directors, internet policy, board cmte on human rights,charitable contributions
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For Proposal
For or Against Management:  For Management


Issuer Name:  Wachovia Corp
Ticker: WB
Cusip:  929903102
Meeting Date:  12/23/2008
Matter Voted:  proposal to approve merger, approve adjounment of special meeting
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  For Proposal
For or Against Management:  For Management


Issuer Name:  Walgreens
Ticker: WAG
Cusip:  931422109
Meeting Date:  01/14/2009
Matter Voted:  Ratify Deloitte & Touche, Directors, amend stock purchase plan, ratify compensation, chairman be independent
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Accenture LTD
Ticker:  ACN
Cusip:  G1150G111
Meeting Date:  02/12/2009
Matter Voted:  Directors, Reappoint auditors
Proposed By:  Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Disney
Ticker:  DIS
Cusip:  254687106
Meeting Date:  01/09/2009
Matter Voted:  Directors, approve PWC, Stock Incentive Plan, approve Exec Perf Plan,political contr,death benefits,exec comp.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Starbucks Corporation
Ticker:  SBUX
Cusip:  855244109
Meeting Date:  03/18/2009
Matter Voted: Directors, stock opt exchange, Ratify Deloitte & Touche, Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Franklin Resources, Inc.
Ticker:  BEN
Cusip:  354613101
Meeting Date:  01/12/2009
Matter Voted:  Directors, Ratify Accting firm, Mgmt Compensation
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:


Issuer Name: Bank of New York Mellon Corp
Ticker: BK
Cusip:  064058100
Meeting Date: 04/14/2009
Matter Voted:  Executive Comp,Directors, Cummulative voting, shares retention policy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management

Issuer Name:  Pfizer Inc.
Ticker: PFE
Cusip:  717081103
Meeting Date: 04/23/2009
Matter Voted: Directors, d
Proposed By: Board of Directors,did not vote for 2004 stock plan, stock options,exec comp, cummulative voting, special shareholder meeting.
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For management


Issuer Name:  Abbott Laboratories
Ticker:  ABT
Cusip:  002824100
Meeting Date:  04/24/2009
Matter Voted: Incentive stock program, stock purchase plan,
ratification of Deloitte & Touche, animal testing, health
care principals, advisory vote.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  Merck & Co, Inc.
Ticker:  MRK
Cusip:  589331107
Meeting Date: 04/28/2009
Matter Voted:  Directors, accountant, limit size of board,
special shareholding mtg, independent lead director,
executive compensation.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Paccar Inc.
Ticker:  PCAR
Cusip:  693718108
Meeting Date: 04/28/2009
Matter Voted:
Proposed By:  Board of Directors, vote threshold
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Berkshire Hathaway Inc.
Ticker:  BRKB
Cusip:  084670207
Meeting Date: 05/02/2009
Matter Voted:  Directors, production of a sustainability report
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Ebay Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date: 04/29/2009
Matter Voted:  Directors, equity incentive plan, equity incentive award plan, ratify PWC LLP
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Amgen Inc.
Ticker:  AMGN
Cusip:  031162100
Meeting Date: 05/06/2009
Matter Voted:  Directors, ratify Ernest & Young, 2009 Equity incentive plan,change voting in articles of inc to major
majority,change jurisdication from Delaware to ND, 10% of
outstanding shares can call special meeting.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Goldman Sachs Group, Inc.
Ticker:  GS
Cusip:  381410104
Meeting Date: 05/08/2009
Matter Voted:  Directors, ratify PWC LLP, exec compensation, cummulative voting, simple majority vote, board committee on
US economic security, political contributions.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Verizon Communications Inc.
Ticker:  VZ
Cusip:  92443V104
Meeting Date: 05/07/2009
Matter Voted:  Directors, ratify Ernest & Young, Exec comp,
 long-term incentive plan, short-term incentive plan, stock options, ability to call special mtg, separate offices of chairman and CEO, cumulative voting, benefits paid after death. Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  MBIA Inc.
Ticker:  MBI
Cusip:  55262C100
Meeting Date: 05/07/2009
Matter Voted:  Directors, omnibus incentive plan,CEO's salary, exec compensation, appointment of PWC LLP
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Nordstrom, Inc.
Ticker:  JWN
Cusip:  655664100
Meeting Date: 05/19/2009
Matter Voted:  Directors, ratify accounting firm, exec bonus plan
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Mylan Inc.
Ticker:  MYL
Cusip:  628530107
Meeting Date: 05/07/2009
Matter Voted:  Directors, increase authoized shares, amend
long-term incentive plan, ratify deloitte & touche LLP
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  UDR, Inc.
Ticker:  UDR
Cusip:  084670207
Meeting Date: 05/13/2009
Matter Voted:  Directors, ratify Ernest & Young, restated
1999 Long-term Incentive Plan
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Home Depot, Inc.
Ticker:  HD
Cusip:  437076102
Meeting Date: 05/28/2009
Matter Voted:  Directors, ratify KPMG,amend 6th article,
cumulative voting, special shareholder mtgs, employment
diversity report, exec compensation, energy use.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Toyota Motor Corporation
Ticker:  TM
Cusip:  892331307
Meeting Date: 06/23/2009
Matter Voted:  Directors, distribution of surplus, partial
amendment to articles of inc., issuance of stock acquisition rights.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Chevron Corporation
Ticker:  CVX
Cusip:  166764100
Meeting Date: 05/27/2009
Matter Voted:  Directors, Ratify acctg firm, terms of
performance goals under the incentive plan and the
long-term incentive plan
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Pennsylvania Real Estate Investment
Ticker:  PEI
Cusip:  709102107
Meeting Date: 05/28/2009
Matter Voted:  Directors, Ratify KPMG LLP
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Wal-Mart Stores
Ticker:  WMT
Cusip:  931142103
Meeting Date: 06/05/2009
Matter Voted:  Directors, Ratify acctg firm, gender identity non-discrim, pay for superior perf., exec compensation,
political contrib, special shareowner mtg, incentive comp
to be stock options
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  AT&T Inc.
Ticker:  T
Cusip:  00206R102
Meeting Date: 04/24/2009
Matter Voted:  Directors, Ratify acctg firm, increase
authorized shares, political contrib, cumulative voting,
independent chairman, adv vote on compensation, pension
credit policy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management




******************************* FORM N-Px REPORT *********************

ICA File Number:  811-10401
Reporting Period: 07/01/2008 - 06/30/2009
Smead Value Fund




======================================== END NPX REPORT

SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Trust for Professional Managers


By (Signature and Title)  /s/ Joseph C. Neuberger
			Joseph C. Neuberger
			President, Trust for Professional Managers


Date July 31, 2009